Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on investment in joint venture	$ 21,519	$ 0	$ 0
Number of operating segments | segement	1
Payables/ borrowings	$ 217,956	$ 163,289
Lotus pharmaceutical co. ltd
Disclosure of detailed information about property, plant and equipment [line items]
Upfront payment			1,900
Payables/ borrowings			$ 7,400